FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 95.9% (a)
COMMERCIAL SERVICES SECTOR - 3.4%
	Advertising/Marketing Services - 3.4%
2,115,000	Omnicom Group Inc.	$171,357,300
CONSUMER DURABLES SECTOR - 1.1%
	Tools & Hardware - 1.1%
335,000	Stanley Black & Decker Inc.	55,522,900
CONSUMER NON-DURABLES SECTOR - 9.3%
	Beverages: Non-Alcoholic - 3.0%
1,120,000	PepsiCo Inc.	153,070,400
	Food: Major Diversified - 3.3%
1,525,000	Nestlé S.A. - SP-ADR	165,096,500
	Household/Personal Care - 3.0%
2,650,000	Unilever PLC - SP-ADR	151,500,500
CONSUMER SERVICES SECTOR - 3.7%
	Cable/Satellite TV - 1.5%
1,720,000	Comcast Corp. - Cl A	77,348,400
	Other Consumer Services - 2.2%
54,000	Booking Holdings Inc. *	110,901,420
DISTRIBUTION SERVICES SECTOR - 2.4%
	Wholesale Distributors - 2.4%
3,030,000	HD Supply Holdings Inc. *	121,866,600
ELECTRONIC TECHNOLOGY SECTOR - 2.3%
	Electronic Components - 2.3%
1,225,000	TE Connectivity Ltd.	117,404,000
FINANCE SECTOR - 19.5%
	Investment Banks/Brokers - 2.7%
2,800,000	The Charles Schwab Corp.	133,168,000
	Major Banks - 4.9%
1,755,000	JPMorgan Chase & Co.	244,647,000
	Multi-Line Insurance - 6.4%
1,410,000	Berkshire Hathaway Inc. - Cl B *	319,365,000
	Property/Casualty Insurance - 3.5%
1,125,000	Chubb Ltd.	175,117,500
	Regional Banks - 2.0%
950,000	Northern Trust Corp.	100,928,000
HEALTH SERVICES SECTOR - 9.5%
	Health Industry Services - 3.9%
1,820,000	Quest Diagnostics Inc.	194,357,800
	Managed Health Care - 5.6%
950,000	UnitedHealth Group Inc.	279,281,000
HEALTH TECHNOLOGY SECTOR - 3.1%
	Medical Specialties - 3.1%
3,265,000	Smith & Nephew PLC - SP-ADR	156,948,550
INDUSTRIAL SERVICES SECTOR - 2.9%
	Oilfield Services/Equipment - 2.9%
3,610,000	Schlumberger Ltd.	145,122,000
PROCESS INDUSTRIES SECTOR - 3.9%
	Chemicals: Agricultural - 1.4%
1,450,000	Nutrien Ltd.	69,469,500
	Industrial Specialties - 2.5%
960,000	PPG Industries Inc.	128,150,400

PRODUCER MANUFACTURING SECTOR - 13.4%
	Building Products - 5.0%
5,275,000	Masco Corp.	253,147,250
	Electrical Products - 1.6%
835,000	Eaton Corp. PLC	79,091,200
	Industrial Conglomerates - 4.2%
1,200,000	Honeywell International Inc.	212,400,000
	Trucks/Construction/Farm Machinery - 2.6%
1,675,000	PACCAR Inc.	132,492,500
RETAIL TRADE SECTOR - 11.4%
	Apparel/Footwear Retail - 3.3%
2,700,000	The TJX Companies Inc.	164,862,000
	Discount Stores - 8.1%
1,615,000	Dollar General Corp.	251,907,700
1,630,000	Dollar Tree Inc. *	153,301,500
		405,209,200
TECHNOLOGY SERVICES SECTOR - 5.9%
	Information Technology Services - 5.9%
820,000	Accenture PLC	172,667,400
1,710,000	Cerner Corp.	125,496,900
		298,164,300
TRANSPORTATION SECTOR - 4.1%
	Air Freight/Couriers - 2.7%
1,740,000	Expeditors International of Washington Inc.	135,754,800
	Airlines - 1.4%
1,340,000	Southwest Airlines Co.	72,333,200
	Total common stocks (cost $3,091,899,728)	4,824,077,220

Principal Amount
SHORT-TERM INVESTMENTS - 4.5% (a)
	Bank Deposit Account - 4.5%
$ 229,728,862	U.S. Bank N.A., 1.60% ^	229,728,862
	Total bank deposit account (cost $229,728,862)	229,728,862
	Total investments - 100.4% (cost $3,321,628,590)	5,053,806,082

	Other assets, less liabilities - (0.4%) (a)	(20,976,559)
	TOTAL NET ASSETS - 100.0%	$5,032,829,523

*	Non-income producing security.
^	The rate shown is as of December 31, 2019.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$4,824,077,220
Level 1 – Bank Deposit Account	229,728,862
Total Level 1	5,053,806,082
Level 2 -	---
Level 3 -	---
Total Assets	5,053,806,082
Total	$5,053,806,082

See the Schedule of Investments for investments detailed by industry classifications.